The Hartford Small Cap Growth Fund Expense Example - The Hartford Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 683
Expense Example, with Redemption, 3 Years	967
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,136
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	2,483
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108